Operating Costs - Additional Information (Detail) £ in Millions	12 Months Ended
	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 GBP (£)	Jun. 30, 2016 GBP (£)
Disclosure of operating costs [line items]
Research and development expenditure	£ 36.0	£ 33.0	£ 28.0
Maintenance and repairs expense	£ 117.0	£ 100.0	£ 91.0
Full time equivalent employees	29,362	30,051	31,485
Average number of employees including part time employees	30,761	31,472	32,969
Principal auditor [member]
Disclosure of operating costs [line items]
Review of interim financial information	£ 0.4	£ 0.3	£ 0.3
Audit services	8.2	8.1	7.1
Audit services in respect of employee pension plans	0.3	0.3	0.2
Previous principal auditor [member]
Disclosure of operating costs [line items]
Audit services	0.1	0.5	0.9
Plant and equipment [member]
Disclosure of operating costs [line items]
Operating lease rentals	21.0	20.0	29.0
Asset classes other than plant and equipments [member]
Disclosure of operating costs [line items]
Operating lease rentals	£ 87.0	£ 96.0	£ 72.0